Related Parties Transactions	12 Months Ended
Dec. 31, 2025
Related party transactions [abstract]
Related Parties Transactions

26.	Related Parties Transactions
Related Party Subleases
During 2019, the Group executed a sublease agreement with a related party, Gelesis. During 2023, the sublease receivable was written down to $0 as Gelesis ceased operations and filed for bankruptcy. The Group recorded $23 of interest income with respect to the sublease during the year ended December 31, 2023, which is presented within finance income in the Consolidated Statement of Comprehensive Income/(Loss).
Key Management Personnel Compensation
Key management includes executive directors and members of the executive management team of the Group (not including non-
executive directors and not including subsidiary directors). The key management personnel compensation of the Group was as follows for the years ended December 31:

	2025 $	2024 $	2023 $
For the years ended December 31,
Short-term employee benefits	3,918	5,166	9,714
Post-employment benefits	76	61	41
Termination benefits	408	395	417
Share-based payment expense	2,174	2,540	599
Total	6,576	8,161	10,772
Short-term employee benefits include salaries, health care and other non-cash benefits. Post-employment benefits include 401K contributions from the Group. Termination benefits include severance pay. Share-based payments are generally subject to vesting terms over future periods. See Note 10 Share-based Payments. As of December 31, 2025 and 2024, the payable due to the key management employees was $1,613, and $1,509, respectively.
In addition, the Group incurred remuneration expense for non-executive directors in the amounts of $673, $670 and $475 for the years ended December 31, 2025, 2024 and 2023, respectively. Also, the Group incurred $574, $501 and $373 of share-based compensation expense for such non-executive directors for the years ended December 31, 2025, 2024 and 2023, respectively.
During 2025, the Group entered into an agreement with a contract research, development, and manufacturing organization whose board chairperson is also a non-executive director of the Group. As of December 31, 2025, $210 was included in the Consolidated
Statement of Financial Position as an accounts payable to this related party, of which $58 was expensed during the year in connection with this related party agreement.
During the years ended December 31, 2025, 2024 and 2023, the Group incurred $46, $34, and $46 respectively, of expenses from other related parties.
Convertible Notes Issued to Directors
During the year ended December 31, 2024, the Group dissolved an inactive subsidiary, which held a convertible note issued to a related party. As a result of the entity's dissolution, the convertible note's outstanding balance on the day of dissolution was written down to $0 and a gain of $108 was recorded and included in finance income/ (costs) within the Consolidated Statement of Comprehensive Income/(Loss).

26.	Related Parties Transactions continued
Directors’ and Senior Managers’ Shareholdings and Share Incentive Awards
The Directors and senior managers hold beneficial interests in shares in the following businesses as of December 31, 2025:

	Business name (share class)	Number of shares held as of December 31, 2025	Number of options held as of December 31, 2025	Number of RSUs held as of December 31, 2025	Ownership interest¹
Directors:
Dr Robert Langer	Entrega (Common)	250,000	82,500	—	4.35%
Dr John LaMattina	Vedanta Biosciences (Common)	2,500	427,416	—	0.15%
	Seaport Therapeutics (Preferred B)[2]	21,052	—	—	0.01%
Michele Holcomb	Seaport Therapeutics (Preferred B)	21,052	—	—	0.01%
Sharon Barber-Lui	Seaport Therapeutics (Preferred B)	21,052	—	—	0.01%
Kiran Mazumdar-Shaw	Seaport Therapeutics (Preferred B)[3]	21,052	—	—	0.01%
Senior Managers:
Eric Elenko	Seaport Therapeutics (Common)	950,000	—	—	0.63%
1Ownership interests as of December 31, 2025 are calculated on a diluted basis, including issued and outstanding shares, warrants and options (and written commitments to issue options) but excluding unallocated shares authorized to be issued pursuant to equity incentive plans.
2Dr. John and Ms. Mary LaMattina hold 21,052 Series B preferred shares of Seaport Therapeutics.
3      Shares owned through Glentec International.
Directors and senior managers hold 7,522,370 ordinary shares and 3.1% voting rights of the Group as of December 31, 2025. This amount excludes options to purchase 422,221 ordinary shares. This amount also excludes 2,535,651 shares, which are issuable based on the terms of performance-based RSU awards granted to certain senior managers covering the financial years from 2023 to 2027, and 2,180,815 shares of time-based RSUs to senior managers, which vest primarily over 3 years. Such shares will be issued to such senior managers in future periods provided that performance and/or service conditions are met, and certain of the shares will be withheld for payment of customary withholding taxes. This amount also excludes 469,720 shares, which are issuable to non-executive directors immediately prior to the Group's 2026 Annual General Meeting of Stockholders, based on the terms of the RSU awards granted to non-executive directors in 2025.
During the year ended December 31, 2024, certain officers and directors participated in the Tender Offer. See Note 16. Equity for details on the program. Consequently, the Group repurchased a total of 767,533 ordinary shares at 250 pence per ordinary share from these related parties.
Other
See Note 7. Investment in Notes from Associates for details on the notes issued by Gelesis, Sonde, and Vedanta to the Group.
As of December 31, 2025, and 2024 the Group had receivables outstanding from Seaport in the amounts of $7, and  $408, respectively.